Description of the Plan (Details) - EBP 034	12 Months Ended
	Dec. 31, 2025 USD ($) Loan plan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Participant compensation matched, minimum service period, uninterrupted service	120 days
Participant compensation matched, minimum service period	1 year
Automatic deferral rate, annual increase	1.00%
Maximum annual compensation to total compensation, percentage	100.00%
Participant compensation matched, percentage	4.50%
Enhanced retirement contribution	$ 1,500
Employer contribution vesting percentage	20.00%
Employer contribution vesting period	5 years
Forfeitures	$ 20,497
Forfeited nonvested account, decrease from administrative expense	29,459
Forfeited nonvested account	$ 943	$ 8,994
Number of defined contribution plans | plan	3
Minimum borrowing, amount	$ 1,000
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing, amount	$ 50,000
Maximum number of loans outstanding | Loan	1
Maximum borrowing period	1 year
Primary residence, borrowing term	20 years
Involuntary cash-out limit	$ 1,000
EBP, Employer Contribution, Tranche One
EBP, Description of Plan [Line Items]
Matching percentage	100.00%
Participant compensation matched, percentage	3.00%
EBP, Employer Contribution, Tranche Two
EBP, Description of Plan [Line Items]
Matching percentage	50.00%
Participant compensation matched, percentage	3.00%
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate	3.00%
General loan, borrowing term	1 year
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	10.00%
General loan, borrowing term	5 years